Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000141385 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return International Equity ETF
Class Name	JPMorgan Diversified Return International Equity ETF
Trading Symbol	JPIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return International Equity ETF	$19	0.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 362,694,665
Holdings Count | Holding	456
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$362,694,665
Total number of portfolio holdings	456
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000141386 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Class Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Trading Symbol	JPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return Emerging Markets Equity ETF	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 389,935,548
Holdings Count | Holding	544
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$389,935,548
Total number of portfolio holdings	544
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000146462 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Equity ETF
Class Name	JPMorgan Diversified Return U.S. Equity ETF
Trading Symbol	JPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Equity ETF	$10	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[3]
Net Assets	$ 442,362,477
Holdings Count | Holding	375
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$442,362,477
Total number of portfolio holdings	375
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000168940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Trading Symbol	JPME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$13	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[4]
Net Assets	$ 439,983,140
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$439,983,140
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173015 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Trading Symbol	JPSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$16	0.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[5]
Net Assets	$ 586,928,796
Holdings Count | Holding	555
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$586,928,796
Total number of portfolio holdings	555
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194672 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Momentum Factor ETF
Class Name	JPMorgan U.S. Momentum Factor ETF
Trading Symbol	JMOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Momentum Factor ETF	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[6]
Net Assets	$ 2,183,888,059
Holdings Count | Holding	278
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,183,888,059
Total number of portfolio holdings	278
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194673 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Factor ETF
Class Name	JPMorgan U.S. Value Factor ETF
Trading Symbol	JVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Factor ETF	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[7]
Net Assets	$ 732,958,626
Holdings Count | Holding	388
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$732,958,626
Total number of portfolio holdings	388
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Quality Factor ETF
Class Name	JPMorgan U.S. Quality Factor ETF
Trading Symbol	JQUA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Quality Factor ETF	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[8]
Net Assets	$ 7,465,905,348
Holdings Count | Holding	293
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,465,905,348
Total number of portfolio holdings	293
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Canada ETF
Class Name	JPMorgan BetaBuilders Canada ETF
Trading Symbol	BBCA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Canada ETF	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[9]
Net Assets	$ 10,710,095,517
Holdings Count | Holding	79
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$10,710,095,517
Total number of portfolio holdings	79
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Class Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Trading Symbol	BBAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[10]
Net Assets	$ 6,393,109,506
Holdings Count | Holding	99
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,393,109,506
Total number of portfolio holdings	99
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Europe ETF
Class Name	JPMorgan BetaBuilders Europe ETF
Trading Symbol	BBEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Europe ETF	$5	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[11]
Net Assets	$ 8,976,120,500
Holdings Count | Holding	370
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,976,120,500
Total number of portfolio holdings	370
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200806 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Japan ETF
Class Name	JPMorgan BetaBuilders Japan ETF
Trading Symbol	BBJP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Japan ETF	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[12]
Net Assets	$ 16,591,940,653
Holdings Count | Holding	181
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$16,591,940,653
Total number of portfolio holdings	181
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000209992 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Equity ETF
Trading Symbol	BBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Equity ETF	$1	0.02%
*	This charge is annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[13]
Net Assets	$ 7,850,160,104
Holdings Count | Holding	497
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,850,160,104
Total number of portfolio holdings	497
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000216193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders International Equity ETF
Class Name	JPMorgan BetaBuilders International Equity ETF
Trading Symbol	BBIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders International Equity ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[14]
Net Assets	$ 6,330,986,910
Holdings Count | Holding	654
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,330,986,910
Total number of portfolio holdings	654
Portfolio turnover rate	2%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000218319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Trading Symbol	BBMC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[15]
Net Assets	$ 2,030,093,979
Holdings Count | Holding	559
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,030,093,979
Total number of portfolio holdings	559
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000218815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Growth ETF
Class Name	JPMorgan International Growth ETF
Trading Symbol	JIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Growth ETF	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[16]
Net Assets	$ 428,587,931
Holdings Count | Holding	92
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$428,587,931
Total number of portfolio holdings	92
Portfolio turnover rate	37%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000221046 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Trading Symbol	BBSC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$5	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[17]
Net Assets	$ 731,919,149
Holdings Count | Holding	736
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$731,919,149
Total number of portfolio holdings	736
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000225965 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Class Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Trading Symbol	JEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$18	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[18]
Net Assets	$ 1,603,629,976
Holdings Count | Holding	525
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,603,629,976
Total number of portfolio holdings	525
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000231437 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Research Enhanced Equity ETF
Class Name	JPMorgan International Research Enhanced Equity ETF
Trading Symbol	JIRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Research Enhanced Equity ETF	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[19]
Net Assets	$ 10,585,146,585
Holdings Count | Holding	207
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$10,585,146,585
Total number of portfolio holdings	207
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000240773 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Class Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Trading Symbol	BBEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Emerging Markets Equity ETF	$8	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[20]
Net Assets	$ 834,567,088
Holdings Count | Holding	1,109
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$834,567,088
Total number of portfolio holdings	1,109
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000241063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active China ETF
Class Name	JPMorgan Active China ETF
Trading Symbol	JCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active China ETF	$32	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[21]
Net Assets	$ 15,230,277
Holdings Count | Holding	48
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$15,230,277
Total number of portfolio holdings	48
Portfolio turnover rate	40%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243005 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Healthcare Leaders ETF
Class Name	JPMorgan Healthcare Leaders ETF
Trading Symbol	JDOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Healthcare Leaders ETF	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[22]
Net Assets	$ 11,124,653
Holdings Count | Holding	61
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$11,124,653
Total number of portfolio holdings	61
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Select Equity ETF
Class Name	JPMorgan Global Select Equity ETF
Trading Symbol	JGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Select Equity ETF	$24	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[23]
Net Assets	$ 7,111,177,322
Holdings Count | Holding	76
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,111,177,322
Total number of portfolio holdings	76
Portfolio turnover rate	57%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Value ETF
Class Name	JPMorgan International Value ETF
Trading Symbol	JIVE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Value ETF	$30	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%	[24]
Net Assets	$ 2,487,659,171
Holdings Count | Holding	352
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,487,659,171
Total number of portfolio holdings	352
Portfolio turnover rate	31%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000244865 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Hedged Equity Laddered Overlay ETF
Trading Symbol	HELO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Laddered Overlay ETF	$25	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[25]
Net Assets	$ 4,017,047,275
Holdings Count | Holding	167
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,017,047,275
Total number of portfolio holdings	167
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000248102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Developing Markets Equity ETF
Class Name	JPMorgan Active Developing Markets Equity ETF
Trading Symbol	JADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Developing Markets Equity ETF	$35	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[26]
Net Assets	$ 29,401,416
Holdings Count | Holding	136
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$29,401,416
Total number of portfolio holdings	136
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000251303 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Dividend Leaders ETF
Class Name	JPMorgan Dividend Leaders ETF
Trading Symbol	JDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Dividend Leaders ETF	$24	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[27]
Net Assets	$ 11,221,870
Holdings Count | Holding	80
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$11,221,870
Total number of portfolio holdings	80
Portfolio turnover rate	37%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000255141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Flexible Income ETF
Class Name	JPMorgan Flexible Income ETF
Trading Symbol	JFLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Flexible Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Income ETF	$12	0.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[28]
Net Assets	$ 44,873,326
Holdings Count | Holding	585
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$44,873,326
Total number of portfolio holdings	585
Portfolio turnover rate	42%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000257148 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Trading Symbol	HEQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	$25	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[29]
Net Assets	$ 31,639,641
Holdings Count | Holding	105
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$31,639,641
Total number of portfolio holdings	105
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000257466 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan International Hedged Equity Laddered Overlay ETF
Trading Symbol	HOLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Hedged Equity Laddered Overlay ETF	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[30]
Net Assets	$ 280,611,253
Holdings Count | Holding	215
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$280,611,253
Total number of portfolio holdings	215
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000260514 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity and Options Total Return ETF
Class Name	JPMorgan Equity and Options Total Return ETF
Trading Symbol	JOYT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity and Options Total Return ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity and Options Total Return ETF	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[31]
Net Assets	$ 86,070,779
Holdings Count | Holding	116
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$86,070,779
Total number of portfolio holdings	116
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000265954 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Dynamic ETF
Class Name	JPMorgan International Dynamic ETF
Trading Symbol	JIDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Dynamic ETF (the "Fund") for the period of January 27, 2026 (fund inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Dynamic ETF	$14	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.55%	[32]
Net Assets	$ 11,806,121
Holdings Count | Holding	95
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$11,806,121
Total number of portfolio holdings	95
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)

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